Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Supplemental Disclosure on the Consolidated Statements of Cash Flows	Note 36 – Supplemental disclosure on the consolidated statements of cash flowsAdditional disclosures on cash flow information and non-cash activities for the years ended December 31, 2021, 2020 and 2019 are listed in the following table:
(In thousands)	2021	2020	2019
Income taxes paid	$64,997	$13,045	$14,461
Interest paid	170,442	240,342	369,383
Non-cash activities:
Loans transferred to other real estate	57,638	14,464	67,056
Loans transferred to other property	45,144	48,614	53,286
Total loans transferred to foreclosed assets	102,782	63,078	120,342
Loans transferred to other assets	7,219	7,117	16,503
Financed sales of other real estate assets	13,014	15,606	15,907
Financed sales of other foreclosed assets	43,060	34,492	30,840
Total financed sales of foreclosed assets	56,074	50,098	46,747
Financed sale of premises and equipment	31,085	31,350	-
Transfers from premises and equipment to long-lived assets held-for-sale	32,103	-	-
Transfers from loans held-in-portfolio to loans held-for-sale	69,890	82,299	-
Transfers from loans held-for-sale to loans held-in-portfolio	9,762	20,153	7,829
Loans securitized into investment securities[1]	732,533	508,071	458,758
Trades receivables from brokers and counterparties	64,824	64,092	39,364
Trades payable to brokers and counterparties	13,789	720,212	4,084
Recognition of mortgage servicing rights on securitizations or asset transfers	13,391	9,544	9,143
Loans booked under the GNMA buy-back option	19,798	24,244	72,480
Capitalization of Right of Use Assets	35,683	29,692	189,097
[1]	Includes loans securitized into trading securities and subsequently sold before year end.
The following table provides a reconciliation of cash and due from banks, and restricted cash reported within the Consolidated Statement of Financial Condition that sum to the total of the same such amounts shown in the Consolidated Statement of Cash Flows.

(In thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Cash and due from banks	$411,346	$484,859	$361,705
Restricted cash and due from banks	17,087	6,206	26,606
Restricted cash in money market investments	6,079	6,029	6,012
Total cash and due from banks, and restricted cash[2]	$434,512	$497,094	$394,323
[2]	Refer to Note 5 - Restrictions on cash and due from banks and certain securities for nature of restrictions.